Income Taxes - Summary of Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities:
Operating lease assets	$ (989)	$ (344)
Software development costs	(1,394)	(1,534)
Intangible assets	(17,172)	(19,803)
481(a) adjustment	(1,466)	0
Depreciation on property, plant and equipment	(1,269)	(1,428)
Gross deferred tax liabilities	(22,290)	(23,109)
Deferred tax assets:
Allowances for bad debts and inventory	2,539	3,213
Capitalized inventory costs	223	300
Employee benefit accruals	7,773	4,628
Interest expense limitation under section 163 (j)	6,501	6,089
Operating lease liabilities	1,015	373
Federal net operating loss carryforward	38,357	40,212
State net operating loss carryforward	8,403	8,866
Foreign net operating loss carryforward	4,406	2,008
Federal and state tax credit carryforwards	14,804	13,364
R&D capitalization	22,108	11,297
Other	3,274	3,963
Gross deferred tax assets	109,403	94,313
Less valuation allowance	(87,943)	(71,837)
Non-current net deferred tax liabilities	$ (830)	$ (633)